Subsequent Events (Restated) (Details Narrative) (10-K/A)												3 Months Ended			12 Months Ended
	Oct. 09, 2020 shares	Sep. 30, 2020 $ / shares shares	Sep. 30, 2020 $ / shares	Aug. 25, 2020 USD ($) $ / shares shares	Aug. 25, 2020 CAD ($) shares	Aug. 14, 2020 USD ($) $ / shares shares	Aug. 14, 2020 CAD ($) shares	Aug. 12, 2020 USD ($)	Jul. 15, 2020 USD ($)	Aug. 23, 2019 CAD ($)	Sep. 27, 2018 $ / shares	Sep. 30, 2020 USD ($) $ / shares shares		Sep. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares		Jun. 30, 2019 USD ($) $ / shares shares		Aug. 25, 2020 CAD ($)	Aug. 14, 2020 CAD ($)	Aug. 23, 2019 $ / shares
Number of shares issued | shares
Proceeds from common stock												$ 14,262,697		$ 1,143,074	$ 2,428,530		$ 1,195,830
Warrants exercise price | $ / shares															$ 0.18
Settlement of debt															$ 9,407		$ 1,204,073
Number of options issued | shares												200,000	[1]		7,532,659	[2]	43,750	[3]
Consultant [Member]
Share-based payment award, description			The stock options vest 50% at 6 months and 50% at 12 months from the grant date and expire in 3 years.
Vesting rights percentage			50.00%
CAD [Member]
Share price per share | $ / shares															$ 0.05
Options exercise price per share | $ / shares												$ 0.60			$ 0.56		$ 8.00
CAD [Member] | Consultant [Member]
Options exercise price per share | $ / shares			$ 0.60								$ 8.00
First Tranche [Member] | CAD [Member]
Share price per share | $ / shares																					$ 0.18
Settlement of debt										$ 197,800
First Tranche [Member] | August 2020 Offering [Member]
Number of shares issued | shares						35,212,142	35,212,142
Proceeds from common stock						$ 9,301,321
First Tranche [Member] | August 2020 Offering [Member] | CAD [Member]
Share price per share | $ / shares						$ 0.35
Proceeds from common stock							$ 12,324,250
Second Tranche [Member] | August 2020 Offering [Member]
Number of shares issued | shares				20,866,292	20,866,292
Proceeds from common stock				$ 5,497,453
Second Tranche [Member] | August 2020 Offering [Member] | CAD [Member]
Share price per share | $ / shares				$ 0.35
Proceeds from common stock					$ 7,303,202
Placer Mining Corp [Member]
Lease extension fee												$ 60,000			$ 60,000
Convertible Loan Payable [Member]
Settlement of debt															$ 9,407		$ 1,204,073
Subsequent Event [Member] | CAD [Member] | Consultant [Member]
Options exercise price per share | $ / shares		$ 0.60
Subsequent Event [Member] | Equity Option [Member] | Consultant [Member]
Number of options issued | shares		200,000
Share-based payment award, description		The stock options vest 50% at 6 months and 50% at 12 months from the grant date and expire in 3 years.
Vesting rights percentage		50.00%
Expiration period		3 years
Subsequent Event [Member] | First Tranche [Member] | August 2020 Offering [Member]
Number of shares issued | shares						35,212,142	35,212,142
Proceeds from common stock						$ 9,301,321
Warrants expiration date						Aug. 31, 2023														Aug. 31, 2023
Cash compensation						$ 641,493
Compensation options | shares						2,112,729	2,112,729
Subsequent Event [Member] | First Tranche [Member] | August 2020 Offering [Member] | CAD [Member]
Share price per share | $ / shares						$ 0.35
Proceeds from common stock							$ 12,324,250
Warrants exercise price | $ / shares						$ 0.50
Cash compensation																				$ 739,455
Subsequent Event [Member] | Second Tranche [Member] | August 2020 Offering [Member]
Number of shares issued | shares				20,866,292	20,866,292
Proceeds from common stock				$ 5,497,453
Cash compensation				$ 292,377
Compensation options | shares				1,127,178	1,127,178
Number of share issued for debt | shares				2,205,714	2,205,714
Settlement of debt				$ 585,115
Subsequent Event [Member] | Second Tranche [Member] | August 2020 Offering [Member] | CAD [Member]
Share price per share | $ / shares				$ 0.35
Proceeds from common stock					$ 7,303,202
Cash compensation																			$ 386,376
Settlement of debt				$ 772,000
Subsequent Event [Member] | Placer Mining Corp [Member] | 18 Months Extension [Member]
Lease extension fee								$ 150,000
Subsequent Event [Member] | Placer Mining Corp [Member] | 6 Months Extension [Member]
Lease extension fee								$ 60,000
Lease expiration date								Aug. 01, 2022
Subsequent Event [Member] | July 2020 Loan [Member]
Unsecured loan									$ 1,200,000
Origination fee									$ 360,000
Subsequent Event [Member] | Convertible Loan Payable [Member]
Number of share issued for debt | shares	5,572,980

[1]	On October 24, 2019, 1,575,000 stock options were issued to directors and officers of the Company. These options have a 5-year life and are exercisable at C$0.60 per share. The grant date fair value of the stock options were estimated at $435,069. The vesting of these options resulted in stock-based compensation of $45,173 for the three months ended September 30, 2020 (three months ended September 30, 2019 - $nil), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[2]	On October 24, 2019, 1,575,000 stock options were issued to directors and officers of the Company. These options have a 5-year life and are exercisable at C$0.60 per share. The grant date fair value of the stock options was estimated at $435,069. The vesting of these options resulted in stock-based compensation of $309,211 for the year ended June 30, 2020 (year ended June 30, 2019 - $nil), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[3]	On September 27, 2018, 43,750 fully-vested stock options were issued to a consultant to whom C$350,000 was due and payable and reflected in accrued liabilities at September 30, 2018. These options had a 5-year life and were exercisable at C$8.00 per share. On October 3, 2018, these options were exercised in full, with consideration received being the liability already on the Company's books, extinguishing the liability in full. The grant date fair value of the options was estimated at $43,893. The vesting of these options resulted in stock-based compensation of $nil for the year ended June 30, 2020 (year ended June 30, 2019 - $43,893), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.